Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Entity Registrant Name	BRINKER INTERNATIONAL, INC
Amendment Flag	false
Entity Central Index Key	0000703351
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-10275
Entity Tax Identification Number	75-1914582
Entity Address, Address Line One	3000 Olympus Blvd
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(972)
Local Phone Number	980-9917
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	EAT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false